PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2021
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

8. PROPERTY, EQUIPMENT AND SOFTWARE, NET

	December 31,	December 31,
	2020	2021
	RMB	RMB
Office building	19,470	19,525
Computer and electronic equipment	57,856	58,351
Furniture and office equipment	10,065	10,386
Leasehold improvements	30,069	28,377
Software	46,008	54,492
Total property and equipment	163,468	171,131
Accumulated depreciation and amortization	(79,147)	(104,284)
Impairment loss for technology of discontinued online lending information services	(20,925)	(23,296)
Property, equipment, net	63,396	43,551

Depreciation and amortization expense on property, equipment and software for the years ended December 31, 2020 and 2021 was RMB14,500 and RMB 25,137 respectively.